FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Amount contractually payable on debt securities held at fair value through profit or loss	£ 11,195	£ 10,558
Difference between the balance sheet carrying value and amount contractually payable on debt securities held at fair value through profit or loss	6,036	4,021
Increase in fair value measurement, liabilities	(324)
Losses before tax	£ (519)	£ 86	£ 75